Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We have not granted options for several years, and we have no current intention of doing so. As a result, we have not adopted a policy with respect to timing of option grants in relation to the disclosure of material nonpublic information. If, in the future, we determine to grant options, we will consider, at that time, adoption of such a policy.

Award Timing MNPI Considered	true